Stock Options (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Number of Shares Subject to Outstanding Options	2,207,501	2,125,001	720,001	1,267,502
Weighted average contractural life (years)	5 years 6 months 3 days	5 years 3 months 22 days
Weighted-average exercise price	$ 3.07	$ 2.84	$ 3.06	$ 2.68
Number of Shares Subject to options exercisable	210,001	237,501
Weighted average contractural life (years) of options exercisable	7 years 10 months 21 days	6 years 4 days
Weighted-average exercise price of options exercisable	$ 4.82	$ 3.51
$0.80 Per Share [Member]
Number of Shares Subject to Outstanding Options		5,000
Weighted average contractural life (years)		5 years 3 months 22 days
Weighted-average exercise price		$ 0.80
Number of Shares Subject to options exercisable		5,000
Weighted average contractural life (years) of options exercisable		5 years 3 months 22 days
Weighted-average exercise price of options exercisable		$ 0.80
$1.40 Per Share [Member]
Number of Shares Subject to Outstanding Options		5,000
Weighted average contractural life (years)		7 years 3 months 19 days
Weighted-average exercise price		$ 1.40
Number of Shares Subject to options exercisable		5,000
Weighted average contractural life (years) of options exercisable		7 years 3 months 19 days
Weighted-average exercise price of options exercisable		$ 1.40
$2.50 Per Share [Member]
Number of Shares Subject to Outstanding Options		10,000
Weighted average contractural life (years)		3 years 7 months 6 days
Weighted-average exercise price		$ 2.50
Number of Shares Subject to options exercisable		10,000
Weighted average contractural life (years) of options exercisable		3 years 7 months 6 days
Weighted-average exercise price of options exercisable		$ 2.50
$2.70 Per Share [Member]
Weighted average contractural life (years)	6 years 1 month 27 days	5 years
Weighted average contractural life (years) of options exercisable	6 years 1 month 27 days	5 years
$2.90 Per Share [Member]
Number of Shares Subject to Outstanding Options	350,000	455,000
Weighted average contractural life (years)		6 years 4 months 28 days
Weighted-average exercise price	$ 2.90	$ 2.90
Number of Shares Subject to options exercisable		105,000
Weighted average contractural life (years) of options exercisable		6 years 4 months 28 days
Weighted-average exercise price of options exercisable	$ 2.90	$ 2.90
$3.28 Per Share [Member]
Number of Shares Subject to Outstanding Options	17,500	35,000
Weighted average contractural life (years)	8 years 11 months 15 days	9 years 2 months 16 days
Weighted-average exercise price	$ 3.28	$ 3.28
Number of Shares Subject to options exercisable	17,500	17,500
Weighted average contractural life (years) of options exercisable	8 years 11 months 15 days	9 years 2 months 16 days
Weighted-average exercise price of options exercisable	$ 3.28	$ 3.28
$3.46 Per Share [Member]
Number of Shares Subject to Outstanding Options	35,000	65,000
Weighted average contractural life (years)	8 years 1 month 6 days	8 years 4 months 6 days
Weighted-average exercise price	$ 3.46	$ 3.46
Number of Shares Subject to options exercisable	15,000	45,000
Weighted average contractural life (years) of options exercisable	8 years 1 month 6 days	8 years 4 months 6 days
Weighted-average exercise price of options exercisable	$ 3.46	$ 3.46
$4.98 Per Share [Member]
Number of Shares Subject to Outstanding Options	16,667	16,667
Weighted average contractural life (years)	3 months 8 days	6 months 7 days
Weighted-average exercise price	$ 4.98	$ 4.98
Number of Shares Subject to options exercisable	16,667	16,667
Weighted average contractural life (years) of options exercisable	3 months 8 days	6 months 7 days
Weighted-average exercise price of options exercisable	$ 4.98	$ 4.98
$5.94 Per Share [Member]
Number of Shares Subject to Outstanding Options	33,334	33,334
Weighted average contractural life (years)	3 years 26 days	3 years 3 months 26 days
Weighted-average exercise price	$ 5.94	$ 5.94
Number of Shares Subject to options exercisable	33,334	33,334
Weighted average contractural life (years) of options exercisable	3 years 3 months 26 days	3 years 3 months 26 days
Weighted-average exercise price of options exercisable	$ 5.94	$ 5.94
$2.70 Per Share [Member]
Number of Shares Subject to Outstanding Options	1,500,000	1,500,000
Weighted average contractural life (years)	4 years 7 months 6 days
Weighted-average exercise price	$ 2.70	$ 2.70
Number of Shares Subject to options exercisable
Weighted average contractural life (years) of options exercisable	4 years 7 months 6 days
Weighted-average exercise price of options exercisable	$ 2.70	$ 2.70
$4.87 Per Share [Member]
Number of Shares Subject to Outstanding Options	255,000
Weighted average contractural life (years)	9 years 11 months 23 days
Weighted-average exercise price	$ 4.87
Number of Shares Subject to options exercisable	127,500
Weighted average contractural life (years) of options exercisable	9 years 11 months 23 days
Weighted-average exercise price of options exercisable	$ 4.87